ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities
	2017	2016
Provision for environmental liabilities	85,191	83,806

Current	21,928	17,737
Non-current	63,263	66,069